Long-term debt - Details of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 728	$ 933
Lease liabilities	236	215
Long-term debt	964	1,148
Current	83	328
Non-current	881	820
Credit facility
Details of long-term debt
Gross borrowings	742	941
Deferred debt transaction costs	$ (14)	$ (8)